UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]:         Amendment Number _______

This Amendment (Check only one):     [ ] is a restatement

                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       TD Securities (USA) LLC
Address:    31 West 52nd Street
            New York, New York 10019

Form 13F File Number: 28-11451

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Stroud
Title: Vice President & Director
Phone: 212-827-7508

Signature, Place, and Date of Signing:

     /S/ Peter Stroud             New York,                July 11, 2008
       [Signature]                  [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
None

                              FORM 13F SUMMARY PAGE

      Report summary:

      Number of Other Included Managers: 0

      Form 13F Information Table Entry Total: 94

      Form 13F Information Table Value Total: $458,505,000

LIST OF OTHER INCLUDED MANAGERS:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Form 13F File Number       Name

                                   13F filing

FORM 13F-HR
NAME OF REPORTING MANAGER: TD SECURITIES (USA) LLC

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                                                                     Item 6:                      Item 7:  Item 8:
                                           Item 4:                   Investment Discretion        Managers Voting Authority (Shares)
                                           Fair     Item 5:          ---------------------------------------------------------------
                        Item 2:  Item 3:   Market   Shares or                 (b) Shared- (c)
Item 1:                 Title of CUSIP     Value    Principal                 As Defined  Shared- See      (a)        (b)     (c)
Name of Issuer          Class    Number    (x$1000) Amount           (a) Sole in Instr.V  other   Instr. V Sole       Shared  None
------------------------------------------------------------------------------------------------------------------------------------
* ABBOTT LABS COM       COM      002824100      393      7,423  sh   sole                                       7,423
* AMGEN INC COM         COM      031162100      216      4,583  sh   sole                                       4,583
* APPLE INC COM         COM      037833100      400      2,389  sh   sole                                       2,389
* AT&T INC COM          COM      00206R102      538     15,971  sh   sole                                      15,971
* BANK OF AMERICA
CORPORATION COM         COM      060505104      296     12,415  sh   sole                                      12,415
* CHEVRON CORP NEW COM  COM      166764100      552      5,570  sh   sole                                       5,570
* CISCO SYS INC COM     COM      17275R102      372     16,010  sh   sole                                      16,010
* CITIGROUP INC COM     COM      172967101      250     14,934  sh   sole                                      14,934
* COCA COLA CO COM      COM      191216100      284      5,473  sh   sole                                       5,473
* CONOCOPHILLIPS COM    COM      20825C104      395      4,188  sh   sole                                       4,188
* EXXON MOBIL CORP COM  COM      30231G102     1241     14,086  sh   sole                                      14,086
* GENERAL ELECTRIC CO
COM                     COM      369604103     5736    214,903  sh   sole                                     214,903
* GENERAL MTRS CORP COM COM      370442105      715     62,168  sh   sole                                      62,168
* GILEAD SCIENCES INC
COM                     COM      375558103      226      4,273  sh   sole                                       4,273
* GOOGLE INC CL A       COM      38259P508      333        633  sh   sole                                         633
* HEWLETT PACKARD CO
COM                     COM      428236103      298      6,734  sh   sole                                       6,734
* INTEL CORP COM        COM      458140100      335     15,616  sh   sole                                      15,616
* INTERNATIONAL
BUSINESS MACHS COM      COM      459200101      440      3,716  sh   sole                                       3,716
* ISHARES INC MSCI CDA
INDEX                   COM      464286509      530     16,100  sh   sole                                      16,100
* ISHARES TR MSCI EAFE
IDX                     COM      464287465      504      7,000  sh   sole                                       7,000
* ISHARES TR MSCI
EMERG MKT               COM      464287234      475      3,500  sh   sole                                       3,500
* JOHNSON & JOHNSON COM COM      478160104      738     11,473  sh   sole                                      11,473
* JP MORGAN CHASE & CO
COM                     COM      46625H100      323      9,419  sh   sole                                       9,419
* LILLY ELI & CO COM    COM      532457108      443      9,601  sh   sole                                       9,601
* MEDTRONIC INC COM     COM      585055106      273      5,281  sh   sole                                       5,281
* MERCK & CO INC COM    COM      589331107      377     10,006  sh   sole                                      10,006
* MICROSOFT CORP COM    COM      594918104      593     21,540  sh   sole                                      21,540
* NOVARTIS A G
SPONSORED ADR           COM      66987V109      216      3,932  sh   sole                                       3,932
* NRG ENERGY INC COM
NEW                     COM      629377508     1287     30,000  sh   sole                                      30,000
* ORACLE CORP COM       COM      68389X105      230     10,961  sh   sole                                      10,961
* PEPSICO INC COM       COM      713448108      277      4,349  sh   sole                                       4,349
* PFIZER INC COM        COM      717081103      465     26,633  sh   sole                                      26,633
* PHILIP MORRIS INTL
INC COM ADDED           COM      718172109      285      5,778  sh   sole                                       5,778
* PROCTER & GAMBLE CO
COM                     COM      742718109      500      8,226  sh   sole                                       8,226
* PROSHARES TR ULTRA
FINL PRO                COM      74347R743     1980     20,000  sh   sole                                      20,000
* SCHLUMBERGER LTD COM  COM      806857108      339      3,155  sh   sole                                       3,155
* TIME WARNER INC COM   COM      887317105      150     10,145  sh   sole                                      10,145
* VERIZON
COMMUNICATIONS INC COM  COM      92343V104      277      7,811  sh   sole                                       7,811
* VISTEON CORP COM      COM      92839U107       53     20,000  sh   sole                                      20,000
* WAL MART STORES INC
COM                     COM      931142103      356      6,328  sh   sole                                       6,328
* WELLS FARGO & CO NEW
COM                     COM      949746101      217      9,150  sh   sole                                       9,150
* WYETH COM             COM      983024100      530     11,051  sh   sole                                      11,051
ABITIBIBOWATER INC
COM ADDED               COM      003687100      215     23,000  Put  sole                                      23,000
AMERICAN INTL GROUP
INC UNIT 99/99/9999
ADDED                   NOTE     026874115     1787  2,250,137  prn  sole                                   2,250,137
ANIXTER INTL INC NOTE
1.000% 2/1              NOTE     035290AJ4     5481  6,197,000  prn  sole                                   6,197,000
ARCHER DANIELS MIDLAND
CO UNIT 99/99/9999
ADDED                   NOTE     039483201     2189  2,122,129  prn  sole                                   2,122,129
BOSTON PPTYS LTD
PARTNERSHIP NOTE
3.750% 5/1              NOTE     10112RAG9     5473  5,820,777  prn  sole                                   5,820,777
BRANDYWINE OPER
PARTNERSHIP NOTE
3.875%10/1              NOTE     105340AH6     6600  6,925,830  prn  sole                                   6,925,830
BRE PROPERTIES INC
NOTE 4.125% 8/1         NOTE     05564EBH8     9280  9,386,391  prn  sole                                   9,386,391
CENTURY ALUM CO NOTE
1.750% 8/0              NOTE     156431AE8    21975 22,206,309  prn  sole                                  22,206,309
CHESAPEAKE ENERGY CORP
NOTE 2.750%11/1         NOTE     165167BW6     9028  8,254,256  prn  sole                                   8,254,256
CONTINENTAL AIRLS INC
CL B                    COM      210795308     4141    409,600  Put  sole                                     409,600
CORE LABORATORIES LP
NOTE 0.250%10/3         NOTE     21868FAB9    15587 14,549,756  prn  sole                                  14,549,756
COUNTRYWIDE FINANCIAL
CORP DBCV 4/1           NOTE     222372AN4    14494 13,712,500  prn  sole                                  13,712,500
COUNTRYWIDE FINANCIAL
CORP DBCV 5/1           NOTE     222372AP9     4688  4,301,250  prn  sole                                   4,301,250
E M C CORP MASS NOTE
1.750%12/0              NOTE     268648AM4     2857  3,202,200  prn  sole                                   3,202,200
ERP OPER LTD
PARTNERSHIP NOTE
3.850% 8/1              NOTE     26884AAV5     9057  8,909,763  prn  sole                                   8,909,763
FORD MTR CO DEL NOTE
4.250%12/1              NOTE     345370CF5     1436  2,120,218  prn  sole                                   2,120,218
GANNETT CO INC FRNT 7/1 NOTE     364725AG6    88666 88,422,750  prn  sole                                  88,422,750
GENERAL CABLE CORP DEL
NEW NOTE 0.875%11/1     NOTE     369300AD0     6767  7,292,110  prn  sole                                   7,292,110
GENERAL MTRS CORP COM   COM      370442105     4792    416,700  Put  sole                                     416,700
GROUP 1 AUTOMOTIVE INC
FRNT 2.250% 6/1         NOTE     398905AE9     1497  2,081,026  prn  sole                                   2,081,026
HEALTH MGMT ASSOC INC
NEW NOTE 4.375% 8/0     NOTE     421933AF9     9990  9,705,933  prn  sole                                   9,705,933
HOSPITALITY PPTYS TR
NOTE 3.800% 3/1         NOTE     44106MAK8     2498  2,757,294  prn  sole                                   2,757,294
ISTAR FINL INC FRNT
10/0                    NOTE     45031UBF7     4115  4,494,518  prn  sole                                   4,494,518
JETBLUE AWYS CORP COM   COM      477143101      560    150,000  Put  sole                                     150,000
KB HOME COM             COM      4866K109      9362    553,000  Put  sole                                     553,000
KB HOME COM             COM      4866K109       677     40,000  Call sole                                      40,000
MEDTRONIC INC NOTE
1.500% 4/1              NOTE     585055AL0     5317  5,286,485  prn  sole                                   5,286,485
MICROCHIP TECHNOLOGY
INC SDCV 2.125%12/1
ADDED                   NOTE     595017AB0    10797 11,307,450  prn  sole                                  11,307,450
MICRON TECHNOLOGY INC
NOTE 1.875% 6/0         NOTE     595112AH6     2128  2,598,660  prn  sole                                   2,598,660
NATIONAL CITY CORP
NOTE 4.000% 2/0         NOTE     635405AW3    10125 11,533,030  prn  sole                                  11,533,030
NATIONAL RETAIL
PROPERTIES I NOTE
3.950% 9/1              NOTE     637417AA4     4838  5,146,260  prn  sole                                   5,146,260
NRG ENERGY INC COM NEW  COM      629377508    13779    321,200  Put  sole                                     321,200
OMNICARE INC DBCV
3.250%12/1              NOTE     681904AL2     5262  5,252,334  prn  sole                                   5,252,334
OMNICOM GROUP INC
NOTE 2/0                NOTE     681919AK2     7431  7,508,535  prn  sole                                   7,508,535
PIONEER NAT RES CO
NOTE 2.875% 1/1         NOTE     723787AH0     3878  3,809,230  prn  sole                                   3,809,230
PLACER DOME INC DBCV
2.750%10/1              NOTE     725906AK7     4710  4,138,230  prn  sole                                   4,138,230
PROLOGIS NOTE
1.875%11/1              NOTE     743410AR3    25081 25,439,404  prn  sole                                  25,439,404
PRUDENTIAL FINL INC
FRNT 12/1               NOTE     744320AG7    19540 19,647,750  prn  sole                                  19,647,750
RECKSON OPER
PARTNERSHIP L P DEB
4.000% 6/1              NOTE     75621LAJ3     5158  4,984,117  prn  sole                                   4,984,117
SINCLAIR BROADCAST
GROUP INC NOTE 3.000%
5/1                     NOTE     829226AW9    15991 15,926,250  prn  sole                                  15,926,250
SINCLAIR BROADCAST
GROUP INC NOTE 4.875%
7/1                     NOTE     829226AU3    12471 12,415,795  prn  sole                                  12,415,795
STANDARD PAC CORP NEW
COM                     COM      85375C101     1014    300,000  Call sole                                     300,000
TOLL BROTHERS INC COM   COM      889478103     1373     73,300  Put  sole                                      73,300
TRANSOCEAN SEDCO FOREX
INC NOTE 1.500%12/1     NOTE     893830AW9     5691  5,655,000  prn  sole                                   5,655,000
TRANSOCEAN SEDCO FOREX
INC NOTE 1.625%12/1     NOTE     893830AU3     5642  5,659,985  prn  sole                                   5,659,985
TRIUMPH GROUP INC NEW
NOTE 2.625%10/0         NOTE     896818AB7     2685  3,229,745  prn  sole                                   3,229,745
VISTEON CORP COM        COM      92839U107     1052    400,000  Call sole                                     400,000
VORNADO RLTY L P DEB
3.875% 4/1              NOTE     929043AC1    11306 11,373,035  prn  sole                                  11,373,035
WASHINGTON REAL ESTATE
INVT NOTE 3.875% 9/1    NOTE     939653AK7     3134  3,268,735  prn  sole                                   3,268,735
WEINGARTEN RLTY INVS
NOTE 3.950% 8/0         NOTE     948741AF0     2759  2,854,881  prn  sole                                   2,854,881
XILINX INC DBCV 3.125%
3/1                     NOTE     983919AD3     6981  7,179,503  prn  sole                                   7,179,503
YRC WORLDWIDE INC COM   COM      984249102     2712    182,400  Put  sole                                     182,400